SGI Enhanced Market Leaders ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Automobiles & Components - 3.0%
General Motors Co.	3,716	$273,200
Tesla, Inc. (a)	13,091	5,631,356
		5,904,556

Banks - 4.2%
Bank of America Corp.	32,309	1,733,378
Citigroup, Inc.	8,701	901,424
JPMorgan Chase & Co.	13,039	4,082,250
US Bancorp	7,472	366,501
Wells Fargo & Co.	15,069	1,293,674
		8,377,227

Capital Goods - 3.6%
3M Co.	2,343	403,113
Boeing Co. (a)	3,482	658,098
Caterpillar, Inc.	2,269	1,306,399
Deere & Co.	1,165	541,131
Emerson Electric Co.	2,654	353,990
General Dynamics Corp.	1,139	389,117
General Electric Co.	4,917	1,467,479
Honeywell International, Inc.	2,846	546,973
Lockheed Martin Corp.	1,023	468,391
RTX Corp.	5,778	1,010,630
		7,145,321

Consumer Discretionary Distribution & Retail - 6.3%
Amazon.com, Inc. (a)	43,659	10,182,152
Home Depot, Inc.	4,791	1,710,004
Lowe's Cos., Inc.	2,697	653,968
		12,546,124

Consumer Durables & Apparel - 0.2%
NIKE, Inc. - Class B	5,180	334,783

Consumer Services - 1.1%
Booking Holdings, Inc.	151	742,118
McDonald's Corp.	3,419	1,066,113
Starbucks Corp.	5,263	458,460
		2,266,691

Consumer Staples Distribution & Retail - 2.3%
Costco Wholesale Corp.	2,137	1,952,342
Target Corp.	2,032	184,140
Walmart, Inc.	21,312	2,355,189
		4,491,671

Energy - 2.1%
Chevron Corp.	9,042	1,366,517
ConocoPhillips	5,783	512,894
Exxon Mobil Corp.	19,741	2,288,377
		4,167,788

Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	2,293	415,652
Simon Property Group, Inc.	1,543	287,492
		703,144

Financial Services - 7.6%
American Express Co.	2,469	901,852
Bank of New York Mellon Corp.	3,312	371,275
Berkshire Hathaway, Inc. - Class B (a)	8,788	4,515,362
Blackrock, Inc.	699	732,063
Capital One Financial Corp.	2,916	638,808
Charles Schwab Corp.	8,139	754,730
Goldman Sachs Group, Inc.	1,388	1,146,544
Mastercard, Inc. - Class A	3,846	2,117,338
Morgan Stanley	5,721	970,625
PayPal Holdings, Inc.	4,496	281,854
Visa, Inc. - Class A	7,969	2,665,152
		15,095,603

Food, Beverage & Tobacco - 2.2%
Altria Group, Inc.	8,084	477,037
Coca-Cola Co.	18,254	1,334,733
Mondelez International, Inc. - Class A	6,502	374,320
PepsiCo, Inc.	6,512	968,595
Philip Morris International, Inc.	7,561	1,190,706
		4,345,391

Health Care Equipment & Services - 2.2%
Abbott Laboratories	8,529	1,099,388
CVS Health Corp.	6,070	487,785
Intuitive Surgical, Inc. (a)	1,448	830,399
Medtronic PLC	6,152	647,990
UnitedHealth Group, Inc.	4,305	1,419,660
		4,485,222

Household & Personal Products - 1.0%
Colgate-Palmolive Co.	3,834	308,215
Procter & Gamble Co.	11,330	1,678,653
		1,986,868

Insurance - 0.2%
American International Group, Inc.	2,497	190,172
MetLife, Inc.	2,765	211,688
		401,860

Materials - 0.5%
Linde PLC	2,258	926,503

Media & Entertainment - 12.8%
Alphabet, Inc. - Class A	48,601	15,561,068
Comcast Corp. - Class A	17,539	468,116
Meta Platforms, Inc. - Class A	10,043	6,507,362
Netflix, Inc. (a)	19,980	2,149,448
Walt Disney Co.	8,498	887,786
		25,573,780

Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
AbbVie, Inc.	8,536	1,943,647
Amgen, Inc.	2,672	923,069
Bristol-Myers Squibb Co.	9,620	473,304
Danaher Corp.	2,872	651,312
Eli Lilly & Co.	3,710	3,989,994
Gilead Sciences, Inc.	6,121	770,267
Johnson & Johnson	11,606	2,401,513
Merck & Co., Inc.	11,802	1,237,204
Pfizer, Inc.	27,311	702,985
Thermo Fisher Scientific, Inc.	1,754	1,036,316
		14,129,611

Semiconductors & Semiconductor Equipment - 16.6%
Advanced Micro Devices, Inc. (a)	7,567	1,646,049
Broadcom, Inc.	21,960	8,849,002
Intel Corp. (a)	20,119	816,027
NVIDIA Corp.	113,889	20,158,353
QUALCOMM, Inc.	4,795	805,992
Texas Instruments, Inc.	4,571	769,162
		33,044,585

Software & Services - 12.8%
Accenture PLC - Class A	2,933	733,250
Adobe, Inc. (a)	1,954	625,534
International Business Machines Corp.	4,234	1,306,528
Intuit, Inc.	1,311	831,279
Microsoft Corp.	34,337	16,894,147
Oracle Corp.	7,779	1,570,969
Palantir Technologies, Inc. - Class A (a)	10,499	1,768,556
Salesforce, Inc.	4,489	1,034,894
ServiceNow, Inc. (a)	970	788,038
		25,553,195

Technology Hardware & Equipment - 10.5%
Apple, Inc.	69,478	19,373,940
Cisco Systems, Inc.	18,701	1,438,855
		20,812,795

Telecommunication Services - 1.1%
AT&T, Inc.	35,171	915,149
T-Mobile US, Inc.	2,354	492,010
Verizon Communications, Inc.	20,822	855,992
		2,263,151

Transportation - 1.1%
FedEx Corp.	1,047	288,637
Uber Technologies, Inc. (a)	9,764	854,741
Union Pacific Corp.	2,997	694,794
United Parcel Service, Inc. - Class B	3,344	320,322
		2,158,494

Utilities - 0.9%
Duke Energy Corp.	3,752	465,023
NextEra Energy, Inc.	9,878	852,373
Southern Co.	5,420	493,870
		1,811,266
TOTAL COMMON STOCKS (Cost $132,269,372)		198,525,629

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (b)	462,261	462,261
TOTAL MONEY MARKET FUNDS (Cost $462,261)		462,261

TOTAL INVESTMENTS - 100.0% (Cost $132,731,633)		198,987,890
Other Assets in Excess of Liabilities - 0.0% (c)		75,063
TOTAL NET ASSETS - 100.0%		$199,062,953

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

SGI Enhanced Market Leaders ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$198,525,629	$–	$–	$198,525,629
Money Market Funds	462,261	–	–	462,261
Total Investments	$198,987,890	$–	$–	$198,987,890

Refer to the Schedule of Investments for further disaggregation of investment categories.